Stock-Based Incentive Plan (Valuation Assumptions) (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	23.90%	29.70%	33.00%
Risk-free interest rate	1.10%	1.00%	2.40%
Expected term of options (years)	6 years 1 month 0 days	5 years 10 months 15 days	6 years 0 months 0 days
Forfeiture rate	5.50%	5.50%	5.50%
Weighted average grant date fair value per option	$ 8.49	$ 7.00	$ 8.13